CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Common stock, at par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	24,000,000	24,000,000	20,000,000
Common stock, issued	2,632,710	2,632,710	2,611,328
Common stock, outstanding	2,632,710	2,632,710	2,611,328
Series C Preferred Stock [Member]
Preferred stock, at par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	5,500,000	5,500,000	5,000,000
Preferred stock, issued	1,951,261	1,951,261	1,951,261
Preferred stock, outstanding	1,951,261	1,951,261	1,951,261